STOCK PURCHASE WARRANTS AND OPTIONS: Stock option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Details
Options outstanding	960,761	960,761	607,791	298,500
Weighted Average Exercise Price, options outstanding	$ 1.58	$ 1.58	$ 1.63	$ 1.00
Aggregate Intrinsic Value, options outstanding	$ 1,520,695	$ 1,520,695	$ 1,018,089
Options granted	52,720
Weighted Average Exercise Price, options granted	$ 1.37
Options granted2	10,000
Weighted Average Exercise Price, options granted2	$ 1.23
Options granted3	175,000
Weighted Average Exercise Price, options granted3	$ 1.27
Options granted4	135,250
Weighted Average Exercise Price, options granted4	$ 1.72
Options exercised	(20,000)
Weighted Average Exercise Price, options exercised	$ 0.90
Options exercisable	654,095	386,691
Weighted Average Exercise Price, options exercisable	$ 1.52	$ 1.58
Aggregate Intrinsic Value, options exercisable	$ 996,496	$ 612,874